Acquisitions, Divestures and Exchanges	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions, Divestures and Exchanges
Note 7 Acquisitions, Divestitures and Exchanges
On December 31, 2019, TDS acquired substantially all of the assets of MI Connection Communications System, dba Continuum, for $80 million in cash, subject to working capital adjustments. Continuum is a cable company that passes approximately 40,000 service addresses in North Carolina and offers broadband, video and voice services, which complement the TDS Telecom portfolio of products. The operations of Continuum will be included in the Cable segment for reporting purposes. The goodwill recorded represents future economic benefits expected to be generated by the acquisition. The allocation of the purchase price was as follows:

		Allocation of Purchase Price
	Purchase Price	Goodwill[1]	Intangible Assets Subject to Amortization[2]	Net Tangible Assets (Liabilities)
(Dollars in millions)
Continuum	$80	$38	$9	$33

[1]	The entire amount of Goodwill acquired in 2019 is amortizable for income tax purposes.
[2]
In 2019, at the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was approximately four years.